Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes
Income tax benefit or expense		$ 0	$ 145
Effective income tax rate	0.00%